RISK MANAGEMENT POLICIES - Assets and Liabilities Cash Flows (Details) $ in Thousands	Dec. 31, 2022 ARS ($)
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 479,082,242
Liabilities cashflows	591,075,439
Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	134,800,349
Liabilities cashflows	507,078,330
From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	39,924,133
Liabilities cashflows	32,194,227
From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	39,821,269
Liabilities cashflows	45,577,250
From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	43,539,498
Liabilities cashflows	2,931,990
More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	57,706,654
Liabilities cashflows	1,797,884
More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	163,290,339
Liabilities cashflows	1,495,758
Deposits
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	561,716,680
Deposits | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	485,569,501
Deposits | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	30,307,792
Deposits | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	44,596,340
Deposits | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,242,712
Deposits | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	335
Non-financial public sector
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	28,133,699
Non-financial public sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	26,076,337
Non-financial public sector | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,057,362
Financial sector [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	101,430
Financial sector [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	101,430
Non-financial private sector and foreign residents
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	533,481,551
Non-financial private sector and foreign residents | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	459,391,734
Non-financial private sector and foreign residents | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	28,250,430
Non-financial private sector and foreign residents | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	44,596,340
Non-financial private sector and foreign residents | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,242,712
Non-financial private sector and foreign residents | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	335
Liabilities at fair value through profit or loss
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,139,170
Liabilities at fair value through profit or loss | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,139,170
Other financial liabilities [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	19,011,315
Other financial liabilities [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	16,813,041
Other financial liabilities [member] | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	204,269
Other financial liabilities [member] | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	283,382
Other financial liabilities [member] | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	475,660
Other financial liabilities [member] | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	595,656
Other financial liabilities [member] | More than 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	639,307
Financing received from the Argentine Central Bank and other financial entities [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	7,085,829
Financing received from the Argentine Central Bank and other financial entities [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,263,340
Financing received from the Argentine Central Bank and other financial entities [member] | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	852,999
Financing received from the Argentine Central Bank and other financial entities [member] | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	697,528
Financing received from the Argentine Central Bank and other financial entities [member] | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,213,618
Financing received from the Argentine Central Bank and other financial entities [member] | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,201,893
Financing received from the Argentine Central Bank and other financial entities [member] | More than 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	856,451
Unsubordinated debt securities
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,122,445
Unsubordinated debt securities | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	293,278
Unsubordinated debt securities | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	829,167
Loans and other financing
Maturity Analysis for Assets and Liabilities
Assets cashflows	479,082,242
Loans and other financing | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	134,800,349
Loans and other financing | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	39,924,133
Loans and other financing | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	39,821,269
Loans and other financing | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	43,539,498
Loans and other financing | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	57,706,654
Loans and other financing | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	163,290,339
To the non-financial public sector
Maturity Analysis for Assets and Liabilities
Assets cashflows	908,035
To the non-financial public sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	37,701
To the non-financial public sector | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	67,738
To the non-financial public sector | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	70,540
To the non-financial public sector | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	143,822
To the non-financial public sector | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	588,234
To the financial sector
Maturity Analysis for Assets and Liabilities
Assets cashflows	681,813
To the financial sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	568,717
To the financial sector | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	9,524
To the financial sector | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	19,826
To the financial sector | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	29,434
To the financial sector | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	54,312
To the Non-Financial Private Sector and Foreign residents
Maturity Analysis for Assets and Liabilities
Assets cashflows	477,492,394
To the Non-Financial Private Sector and Foreign residents | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	134,193,931
To the Non-Financial Private Sector and Foreign residents | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	39,846,871
To the Non-Financial Private Sector and Foreign residents | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	39,801,443
To the Non-Financial Private Sector and Foreign residents | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	43,439,524
To the Non-Financial Private Sector and Foreign residents | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	57,508,520
To the Non-Financial Private Sector and Foreign residents | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 162,702,105